Trade accounts receivables	6 Months Ended
Jun. 30, 2024
Trade and other current receivables [abstract]
Disclosure of trade and other receivables [text block]
7 TRADE ACCOUNTS RECEIVABLE
7.1 Breakdown of balances

	06/30/2024	12/31/2023
Domestic customers
Third parties	1,787,948	1,785,157
Related parties (Note 11.1) (1)	73,977	45,650

Foreign customers
Third parties	5,393,033	5,049,609
Related parties (Note 11.1)	315

(-) Expected credit losses	(30,347)	(31,962)
	7,224,926	6,848,454
(1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.
The Company carries out factoring transactions for certain customer receivables where transfers the control and all risks and rewards related to these receivables to the counterparty, so these receivables are derecognized from accounts receivable in the balance sheet. This transaction refers to an additional cash generation opportunity and is therefore classified as a financial asset measured at amortized cost. The impact of these factoring transactions on the accounts receivable as of June 30, 2024, was R$6,081,569 (R$4,273,623 as of December 31, 2023).
7.2 Breakdown of trade accounts receivable by maturity

	06/30/2024	12/31/2023
Current	6,150,528	5,904,402
Overdue
Up to 30 days	797,997	644,644
From 31 to 60 days	135,966	57,395
From 61 to 90 days	45,511	97,639
From 91 to 120 days	31,552	40,533
From 121 to 180 days	31,837	34,708
From 181 days	31,535	69,133
	7,224,926	6,848,454
7.3 Roll-forward of expected credit losses

	06/30/2024	12/31/2023
Opening balance	(31,962)	(21,109)
(Provisions)/Reversals, net	3	(35,202)
Write-offs	2,704	24,230
Exchange rate variations	(1,092)	119
Closing balance	(30,347)	(31,962)
The Company maintains guarantees for overdue receivables as part of its commercial operations, through credit insurance policies, letters of credit and other guarantees. These guarantees avoid the need to recognize expected credit losses, in accordance with the Company's credit policy.
7.4 Main customers
On June 30, 2024 the Company doesn't have any customer responsible for more than 10% of the net sales of pulp operating segment and no main customers in the paper operating segment. On December 31, 2023 the Company had 1 (one) customer responsible for 10.27% of the net sales of pulp operating segment and no main customers in the paper operating segment.